Derivative instruments (Detail) - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Derivative financial assets	[1]	$ 121,622	$ 148,284	$ 159,618
Notional values related to derivative financial assets	[1],[2]	4,708,000	4,938,000	4,480,000
Derivative financial liabilities	[1]	121,688	146,041	161,102
Notional values related to derivative financial liabilities	[1],[2]	4,569,000	4,745,000	4,430,000
Other notional values	[1],[3]	10,024,000	11,817,000	11,394,000
Interest rate contracts
Derivative [Line Items]
Derivative financial assets		38,400	39,900	50,900
Notional values related to derivative financial assets	[2]	995,000	991,000	928,000
Derivative financial liabilities		32,700	34,000	43,900
Notional values related to derivative financial liabilities	[2]	912,000	901,000	880,000
Other notional values	[3]	9,918,000	11,707,000	11,292,000
Credit derivative contracts
Derivative [Line Items]
Derivative financial assets		2,000	2,300	2,400
Notional values related to derivative financial assets	[2]	54,000	65,000	58,000
Derivative financial liabilities		2,400	2,500	2,900
Notional values related to derivative financial liabilities	[2]	54,000	62,000	65,000
Other notional values	[3]	0	0	0
Foreign exchange contracts
Derivative [Line Items]
Derivative financial assets		49,500	70,700	68,700
Notional values related to derivative financial assets	[2]	3,074,000	3,283,000	2,951,000
Derivative financial liabilities		47,400	67,600	70,500
Notional values related to derivative financial liabilities	[2]	2,869,000	3,067,000	2,820,000
Other notional values	[3]	2,000	2,000	1,000
Equity / index contracts
Derivative [Line Items]
Derivative financial assets		29,200	32,200	34,800
Notional values related to derivative financial assets	[2]	458,000	468,000	450,000
Derivative financial liabilities		36,300	38,700	41,200
Notional values related to derivative financial liabilities	[2]	615,000	599,000	581,000
Other notional values	[3]	90,000	97,000	91,000
Commodity contracts
Derivative [Line Items]
Derivative financial assets		1,900	2,200	2,200
Notional values related to derivative financial assets	[2]	59,000	62,000	58,000
Derivative financial liabilities		2,100	2,000	2,000
Notional values related to derivative financial liabilities	[2]	58,000	54,000	50,000
Other notional values	[3]	15,000	12,000	10,000
Loan commitments measured at FVTPL
Derivative [Line Items]
Derivative financial assets		0	0
Notional values related to derivative financial assets	[2]	1,000	1,000
Derivative financial liabilities		0	0	0
Notional values related to derivative financial liabilities	[2]	11,000	9,000	10,000
Unsettled purchases of non-derivative financial instruments
Derivative [Line Items]
Derivative financial assets	[4]	300	600	300
Notional values related to derivative financial assets	[2],[4]	29,000	26,000	18,000
Derivative financial liabilities	[4]	300	300	200
Notional values related to derivative financial liabilities	[2],[4]	26,000	32,000	10,000
Unsettled sales of non-derivative financial instruments
Derivative [Line Items]
Derivative financial assets	[4]	300	400	200
Notional values related to derivative financial assets	[2],[4]	39,000	42,000	17,000
Derivative financial liabilities	[4]	400	800	300
Notional values related to derivative financial liabilities	[2],[4]	$ 23,000	$ 21,000	$ 13,000

[1]	Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS AG or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.
[2]	In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional values of the netted derivative financial instruments are still presented on a gross basis. Notional amounts of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed, as they have a significantly different risk profile
[3]	Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented.
[4]	Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments.